Lease liabilities	6 Months Ended
Feb. 28, 2023
Lease liabilities [abstract]
Lease liabilities

13. Lease liabilities

Lease liabilities are measured at the present value of the lease payments that were not paid at the financial statement date. The lease payments are discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. The continuity of the lease liabilities is presented in the table below:

	Equipment	Office lease	Total
	$	$	$

Balance, August 31, 2021	24,048	563,503	587,551
Held for sale - Eden Games	-	(18,456)	(18,456)
Interest expense	701	15,262	15,963
Payments	(6,690)	(134,387)	(141,077)
Effect of foreign exchange	-	(2,696)	(2,696)
Balance, February 28, 2022	18,059	423,226	441,285

Balance, August 31, 2022	11,874	376,960	388,834
Acquired	-	-	-
Disposal of Eden Games	-	-	-
Interest expense	300	-	300
Payments	(6,690)	-	(6,690)
Balance, February 28, 2023	5,484	376,960	382,444

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

The Company’s lease obligation is classified between current and non-current liabilities as follows:

	Equipment	Office lease	Total
	$	$	$
As of February 28, 2022:
Less than one year	12,575	142,968	155,543
Greater than one year	5,484	280,258	285,742
Total lease obligation	18,059	423,226	441,285

	Equipment	Office lease	Total
	$	$	$
As of February 28, 2023:
Less than one year	5,484	376,960	382,444
Total lease obligation	5,484	376,960	382,444

The future minimum undiscounted lease payments as of February 28, 2022, are presented below:

	Equipment	Office lease	Total

Less than one year	5,575	404,271	409,846
Total undiscounted lease obligation	5,575	404,271	409,846